Income Tax - Schedule of Net Deferred Taxes (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Loan loss reserves	$ 128,032	$ 107,163
Deferred compensation	45,896	43,319
Foreclosed assets	39,650	97,047
Net operating losses	2,375,742	2,907,200
Depreciation	22,068	30,419
Other	2,160
Securities available for sale		97,516
Total deferred income tax assets	2,613,548	3,282,664
Deferred tax liabilities:
Securities available for sale	56,753
Total deferred income tax liabilities	56,753
Net deferred tax assets	$ 2,556,795	$ 3,282,664